NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)	Sep. 29, 2023	Jun. 02, 2020	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Notes payable outstanding			$ 3,743,856	$ 2,280,743
Line of credit maximum borrowing capacity	$ 4,500,000
Line of credit outstanding balance			3,583,373	2,120,100
Line of credit maturity date	Sep. 29, 2025
Loans And Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable outstanding			10,989	10,989
Accrued interest			7,876	7,547
SBA Loan [Member]
Debt Instrument [Line Items]
Accrued interest			0	956
Proceeds from loans		$ 150,000
Interest rate		3.75%
Principal balance			$ 149,494	$ 149,655